CONCENTRATIONS AND CREDIT RISK DURATION (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
CONCENTRATIONS AND CREDIT RISK DURATION
Net Purchases Growers Synergy Pte. Ltd. - related party	54.00%	26.40%	26.40%	13.50%
Net Purchases Stevia Ventures Corporation	31.10%	55.70%	55.70%	14.40%
Net Purchases SGAgro Tech Pte Ltd	53.80%	0.00%
Total Net Purchases	90.30%	82.10%	82.10%	27.90%